INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

8. INCOME TAXES

The Company computes income taxes using the asset and liability approach. The Company currently has no issue that creates timing differences that would mandate a deferred tax expense. Due to the uncertainty as to the utilization of net operating loss carryforwards, a valuation allowance has been made to the extent of any tax benefit that net operating losses may generate. No provision for income tax has been recorded for the years ended December 31, 2021 and December 31, 2020 due to the Company’s operating losses.

As of December 31, 2021, the Company has a net operating loss for tax purposes of CAD $15,824,709 (2020 – CAD $11,448,330) that can be carried forward over 20 years.

EHAVE, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Deferred Income Taxes

Deferred income taxes primarily represent the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for income tax purposes. The components of the Company’s deferred taxes are as follows:

	2021	2020
Deferred tax assets (liabilities):
Deferred tax asset, beginning	$1,074,000	$741,000
Increase in valuation reserve	2,452,000	333,000
Deferred tax asset, ending	3,526,000	1,074,000
Valuation allowance	(3,526,000)	(1,074,000)
Net deferred tax assets	$-	$-

The following table summarizes the significant differences between the Canadian Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the years ended December 31, 2021 and 2020:

	2021	2020
Canadian statutory tax rate	15.00%	15.00%
Provincial income taxes, net of federal benefit	12.05%	1.17%
Foreign rate differential	0.09%	0.00%
Amortization of debt discount	(3.09)%	(8.20)%
Derivatives	0.00%	10.75%
Stock based compensation	(6.32)%	0.00%
Change in valuation allowance	(21.33)%	(20.25)%
Foreign Exchange Rate Change	3.16%	1.53%
Other	0.44%	0.00%
Totals	0.00%	0.00%

The tax years from 2021 to 2023 are open for examination by the Canada tax authorities.